ROPES & GRAY LLP THREE EMBARCADERO CENTER SAN FRANCISCO, CA 94111-4006 WWW.ROPESGRAY.COM

March 9, 2020
Chelsea M. Childs T +1 415 315 6374 chelsea.childs@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Stone Ridge Longevity Risk Premium Fixed Income Trusts

File Nos. 333-232565; 811-23454; and Registration Statements on Form N-2

Ladies and Gentlemen:

We are filing today via EDGAR, pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 on behalf of Stone Ridge Longevity Risk Premium Fixed Income Trust 65F (formerly, Stone Ridge Trust VII), and, with respect to each of the trusts listed on Appendix A, each a Delaware statutory trust (each, a “Trust,” and together with Stone Ridge Longevity Risk Premium Fixed Income Trust 65F, the “Trusts”) a Registration Statement on Form N-2. The Trusts listed on Appendix A have each filed via EDGAR a Notification of Registration on Form N-8A in conjunction with this filing.

With respect to Stone Ridge Longevity Risk Premium Fixed Income Trust 65F, this pre-effective amendment is being filed to change the name of the Trust to Stone Ridge Longevity Risk Premium Fixed Income Trust 65F, as well as the name of the Trust’s series, Stone Ridge Longevity Risk Premium Fixed Income Fund 2045 65F, and to make certain other nonmaterial changes. This filing has been marked to indicate changes made from the filing of Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on January 24, 2020.

Pursuant to Section 6 of the 1933 Act, we have calculated the Registration Fees and have wired such fees in the amount listed on Appendix A for each Trust, and in the amount of $31,333.72 with respect to Stone Ridge Longevity Risk Premium Fixed Income Trust 65F, to the Securities and Exchange Commission.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (415) 315-6374.

Very truly yours,

/s/ Chelsea M. Childs
Chelsea M. Childs

cc:	Lauren D. Macioce
Charles L. Nail
Elizabeth J. Reza
Gregory C. Davis

March 9, 2020

Appendix A

Trust Name	Amount of Registration Fee
Stone Ridge Longevity Risk Premium Fixed Income Trust 65M	$31,463.52
Stone Ridge Longevity Risk Premium Fixed Income Trust 66F	$20,975.68
Stone Ridge Longevity Risk Premium Fixed Income Trust 66M	$20,975.68
Stone Ridge Longevity Risk Premium Fixed Income Trust 67F	$18,353.72
Stone Ridge Longevity Risk Premium Fixed Income Trust 67M	$18,353.72
Stone Ridge Longevity Risk Premium Fixed Income Trust 68F	$15,731.76
Stone Ridge Longevity Risk Premium Fixed Income Trust 68M	$15,731.76
Stone Ridge Longevity Risk Premium Fixed Income Trust 69F	$15,731.76
Stone Ridge Longevity Risk Premium Fixed Income Trust 69M	$15,731.76
Stone Ridge Longevity Risk Premium Fixed Income Trust 70F	$15,731.76
Stone Ridge Longevity Risk Premium Fixed Income Trust 70M	$15,731.76
Stone Ridge Longevity Risk Premium Fixed Income Trust 71F	$15,731.76
Stone Ridge Longevity Risk Premium Fixed Income Trust 71M	$15,731.76
Stone Ridge Longevity Risk Premium Fixed Income Trust 72F	$15,731.76
Stone Ridge Longevity Risk Premium Fixed Income Trust 72M	$15,731.76
Stone Ridge Longevity Risk Premium Fixed Income Trust 73F	$15,731.76
Stone Ridge Longevity Risk Premium Fixed Income Trust 73M	$15,731.76
Stone Ridge Longevity Risk Premium Fixed Income Trust 74F	$15,731.76
Stone Ridge Longevity Risk Premium Fixed Income Trust 74M	$15,731.76
Stone Ridge Longevity Risk Premium Fixed Income Trust 75F	$15,731.76
Stone Ridge Longevity Risk Premium Fixed Income Trust 75M	$15,731.76
Stone Ridge Longevity Risk Premium Fixed Income Trust 76F	$10,487.84
Stone Ridge Longevity Risk Premium Fixed Income Trust 76M	$10,487.84
Stone Ridge Longevity Risk Premium Fixed Income Trust 77F	$10,487.84
Stone Ridge Longevity Risk Premium Fixed Income Trust 77M	$10,487.84
Stone Ridge Longevity Risk Premium Fixed Income Trust 78F	$10,487.84
Stone Ridge Longevity Risk Premium Fixed Income Trust 78M	$10,487.84
Stone Ridge Longevity Risk Premium Fixed Income Trust 79F	$10,487.84
Stone Ridge Longevity Risk Premium Fixed Income Trust 79M	$10,487.84

A-1

Stone Ridge Longevity Risk Premium Fixed Income Trust 80F	$3,932.94
Stone Ridge Longevity Risk Premium Fixed Income Trust 80M	$3,932.94
Stone Ridge Longevity Risk Premium Fixed Income Trust 81F	$3,932.94
Stone Ridge Longevity Risk Premium Fixed Income Trust 81M	$3,932.94
Stone Ridge Longevity Risk Premium Fixed Income Trust 82F	$3,932.94
Stone Ridge Longevity Risk Premium Fixed Income Trust 82M	$3,932.94
Stone Ridge Longevity Risk Premium Fixed Income Trust 83F	$3,932.94
Stone Ridge Longevity Risk Premium Fixed Income Trust 83M	$3,932.94
Stone Ridge Longevity Risk Premium Fixed Income Trust 84F	$3,932.94
Stone Ridge Longevity Risk Premium Fixed Income Trust 84M	$3,932.94
Stone Ridge Longevity Risk Premium Fixed Income Trust 85F	$3,932.94
Stone Ridge Longevity Risk Premium Fixed Income Trust 85M	$3,932.94

A-2